Condensed Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Operating Activities
Net loss	$ (3,834,381)	$ (1,563,197)	$ (3,576,162)	$ (2,402,549)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	87,770	2,146	5,859	2,359
Amortization of debt discount	67,695
Stock based compensation	484,954	70,731	340,084	50,234
Foreign currency gain	(27,902)
Changes in operating assets and liabilities:
Accounts receivable	(518,338)	(27,513)	2,385	(2,385)
Prepaids	809,886	(143,344)	(464,978)	(6,000)
Other current assets	(1,658,865)		133,267
Inventory	(241,770)
Accounts payable	758,188	(14,776)	500,325	253,969
Accrued expenses	586,554	81,313	(99,263)	215,737
Net cash used in operating activities	(3,486,208)	(1,594,640)	(3,158,483)	(1,888,635)
Investing Activities
Purchases of equipment	(9,066,085)	(5,209)	(2,346,462)	(24,233)
Net cash used in investing activities	(9,066,085)	(5,209)	(2,346,462)	(24,233)
Financing Activities
Capitalized loan origination costs	(300,000)
Proceeds from convertible debt	11,863,885	1,000,000	1,000,000
Proceeds from notes payable	15,015		66,523
Payments on notes payable	(79,895)		(13,074)
Net Proceeds from issuance of stock			4,702,265	3,405,739
Proceeds from exercise of stock options	315		2,522,733
Net cash provided by financing activities	11,499,320	1,000,000	8,278,447	3,405,739
Effect of exchange rate changes on cash and cash equivalents			25,749
Net increase (decrease) in cash and cash equivalents	(1,052,973)	(599,849)	2,799,251	1,492,871
Cash and cash equivalents, beginning of period	4,292,122	1,492,871	1,492,871
Cash and cash equivalents, end of period	3,239,149	893,022	4,292,122	1,492,871
Supplemental Disclosure of Cash Flow Information
Cash paid during the year for interest	3,462
Cash paid during the year for income taxes
Non-cash transactions
Debt issuance cost	(536,702)
Equipment purchase obligations	790,542
Prepaids amortized to settle capital lease obligations	(250,850)
Debt converted to common stock			1,063,056
Equipment additions in accrued expenses			1,170,182
Conversion of preferred shares			3,496,500
Reverse merger par value			606
Prepaid balance withheld from sale lease-back			977,267
Debt issued for insurance			133,866
Intangible property purchased with common stock			2,500
Issuance of warrants			350,836
Preferred stock issued to settle accounts payable				$ 90,761